Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Share based payments [Abstract]
Share based payments

7. Share based payments

Share based compensation net loss of CHF 123,425 was recognized for the nine months ended September 30, 2018. Share based compensation loss related to employee stock options amounted to CHF 108,399 for the nine months ended September 30, 2018 (for the nine months ended September 30, 2017 a loss of CHF 259,561).

Share based compensation expense of CHF 15,024 related to the purchase of intangibles was capitalized for the nine months ended September 30, 2018. A total of 371,893 options were granted in the nine months ended September 30, 2018. The exercise price of the options granted is US$1.579 per share. The methodology for computation of share based compensation expense for the period is consistent with the methodology used in 2017.

13. Share based compensation

Description

On November 21, 2008, the Company established share option programs (“Stock Option Plans A and B”) for employees, members of the Board of Directors as well as key service providers to purchase shares in the Company. Stock Option Plan A was amended and superseded by an updated version effective November 24, 2009, and replaced with amendments by Stock Option Plan C for any future option grants effective April 5, 2013. Grants under Stock Option Plan A and subsequently under Stock Option Plan C were offered in each year with vesting periods of three and four years; grants under Stock Option Plan B were made in 2008, 2009 and 2014 only. Stock Option Plan B was abolished in 2015 and no grants under Stock Option Plan B were made in 2015. In 2014, the Group introduced a further equity incentive plan, the EIP. The Company granted 1,918,100 options in 2017 (2016: 555,660) under the EIP.

Holders of vested options are entitled to purchase common shares of the Company. For the stock option plans that were in place before the IPO, the exercise price corresponded to the value per share at the most recent financing round. Under the Equity Incentive Plan, the Board of Directors defined the exercise price as the average daily closing price of the Company’s shares during the 30 days preceding the date of grant. All options are to be settled by the physical delivery of shares. The key terms and conditions related to the grants under these programs are as at December 31, 2017 as follows:

Plan	Number of options outstanding	Vesting conditions	Contractual life of option
Stock option Plan A	50,000	3 years’ service from grant date	5 years
Stock option Plan C	121,250	4 years’ service from grant date	6 years
Equity Incentive Plan Board	368,200	1 year service from grant date	8 years
Equity Incentive Plan Employees/Board*	856,045	2 years’ service from grant date (50%)	8 years
Equity Incentive Plan Employees/Board*	856,045	3 years’ service from grant date (50%)	8 years

*	25,000 options issued to Bettina Stubinski, the former Chief Medical Officer of the Company, have vested early, on December 29, 2016 and expired on March 29, 2017.

Measurement of fair values

The fair value of the options was measured based on the Black-Scholes formula.

Stock Option Plan
	Equity Incentive Plan 2017	Equity Incentive Plan 2017	Equity Incentive Plan 2016	Equity Incentive Plan 2016
Fair value at grant date	USD 0.198 (1 year vesting)(1)	USD 0.233 (1 year vesting)(2)	USD 0.308 (1 year vesting)(1)	USD 1.094 (1 year vesting)(2)
	USD 0.287 (2 year vesting)(1)	USD 0.335 (2 year vesting)(2)	USD 0.472 (2 year vesting)(1)	USD 1.560 (2 year vesting)(2)
	USD 0.352 (3 year vesting)(1)	USD 0.406 (3 year vesting)(2)	USD 0.583 (3 year vesting)(1)	USD 1.888 (3 year vesting)(2)
Share price at grant date	USD 0.76	USD 0.72	USD 1.03	USD 3.66
Exercise price	USD 0.82	USD 0.82	USD 1.39	USD 3.92
Expected volatility	72.85%	93.01%	100.93%	82.00%
Expected life	1, 2 and 3 years	1, 2 and 3 years	1, 2 and 3 years	1, 2 and 3 years
Expected dividends	—	—	—	—
Risk free interest rate	2.38%	2.19%	1.84%	1.83%

(1)	October grants for the respective year

(2)	April grants for the respective year

The Company uses its own historic volatility to calculate expected volatility. The expected life of all options is assumed to correspond to the vesting period.

The total expense recognized for equity-settled share-based payment transactions were CHF 354,851 in 2017 (2016: CHF 290,783, 2015: 311,671).

The number and weighted average exercise prices (in CHF) of options under the share option programs for Stock Option Plan A, Stock Option Plan C and the EIP are as follows:

	2017			2016
	Number of options	Weighted average exercise price	Weighted average remaining term	Number of options	Weighted average exercise price	Weighted average remaining term
Outstanding at January 1	1,038,140	3.36	6.14	629,010	4.92	5.42
Expired during the year	(67,500)	—	—	(17,500)	—	—
Forfeited during the year	(637,200)	—	—	(129,030)	—	—
Exercised during the year	—	—	—	—	—	—
Granted during the year	1,918,100	0.82	7.70	555,660	1.99	7.81
Outstanding at December 31	2,251,540	1.74	6.88	1,038,140	3.36	6.14
Exercisable at December 31	326,510	4.48	4.24	199,005	4.56	3.11

The range of exercise prices for outstanding options was CHF 0.8 to CHF 5.81 as of December 31, 2017 and CHF 1.35 to CHF 6.01 as of December 31, 2016.